Share Capital (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 19, 2025 shares	Mar. 31, 2026 USD ($) shares $ / shares	Mar. 31, 2025 USD ($) shares $ / shares	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares
Share Capital [Line Items]
Issued and outstanding common shares		10.00%
RSU granted		3.00%
Share-based compensation (in Dollars) | $		$ 4,125	$ 3,692
Weighted average exercise price (in Dollars per share) | $ / shares				$ 4.27	$ 6.54
Share option				809,274	2,279,980	1,327,001
Description of options vested		the year ended March 31, 2026, a total of 1,210,500 RSUs (March 31, 2025 - 1,044,750 RSUs) were granted to directors, officers, and employees of the Company at grant date closing prices of CAD $5.22 (March 31, 2025 - CAD$4.41) per share subject to a vesting schedule over a three-year term with 1/6 of the RSUs vesting every six months from the date of grant.
Number of option, Options granted		307,500	330,000
Number of units, Forfeited		(1,262,831)	(45,167)
Cash dividends declared (in Dollars) | $		$ 5,482	$ 4,948
Cash dividends declared (in Dollars per share) | $ / shares		$ 0.0125	$ 0.0248
Repurchase common shares	8,747,245
Directors, Officers, and Employees [Member] | Restricted share units [member]
Share Capital [Line Items]
Number of option, Options granted		235,790
Number of units, Forfeited		113,333
Directors, Officers, and Employees [Member] | Restricted Share Units One [Member]
Share Capital [Line Items]
Number of option, Options granted		809,500